UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended September 30, 2024:
John Hancock Investment Trust
  John Hancock Diversified Real Assets Fund
  John Hancock Fundamental Equity Income Fund
  John Hancock Global Climate Action Fund
  John Hancock Mid Cap Growth Fund

John Hancock Mid Cap Growth Fund
Class A/JACJX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class A/JACJX)	$59	1.17%
Fund Statistics
Fund net assets	$1,409,010,507
Total number of portfolio holdings	64
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

Sector Composition
Information technology	21.0%
Health care	16.8%
Communication services	16.2%
Consumer discretionary	12.5%
Industrials	11.9%
Financials	11.6%
Energy	4.5%
Consumer staples	2.2%
Real estate	1.1%
Utilities	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915175

481SA-A
9/24
11/24

John Hancock Mid Cap Growth Fund
Class C/JACLX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class C/JACLX)	$97	1.92%
Fund Statistics
Fund net assets	$1,409,010,507
Total number of portfolio holdings	64
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

Sector Composition
Information technology	21.0%
Health care	16.8%
Communication services	16.2%
Consumer discretionary	12.5%
Industrials	11.9%
Financials	11.6%
Energy	4.5%
Consumer staples	2.2%
Real estate	1.1%
Utilities	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915175

481SA-C
9/24
11/24

John Hancock Mid Cap Growth Fund
Class I/JACBX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class I/JACBX)	$46	0.92%
Fund Statistics
Fund net assets	$1,409,010,507
Total number of portfolio holdings	64
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

Sector Composition
Information technology	21.0%
Health care	16.8%
Communication services	16.2%
Consumer discretionary	12.5%
Industrials	11.9%
Financials	11.6%
Energy	4.5%
Consumer staples	2.2%
Real estate	1.1%
Utilities	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915175

481SA-I
9/24
11/24

John Hancock Mid Cap Growth Fund
Class NAV/JACFX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class NAV/JACFX)	$41	0.81%
Fund Statistics
Fund net assets	$1,409,010,507
Total number of portfolio holdings	64
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

Sector Composition
Information technology	21.0%
Health care	16.8%
Communication services	16.2%
Consumer discretionary	12.5%
Industrials	11.9%
Financials	11.6%
Energy	4.5%
Consumer staples	2.2%
Real estate	1.1%
Utilities	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915175

481SA-NAV
9/24
11/24

John Hancock Mid Cap Growth Fund
Class R6/JACEX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class R6/JACEX)	$41	0.81%
Fund Statistics
Fund net assets	$1,409,010,507
Total number of portfolio holdings	64
Portfolio turnover rate	82%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Axon Enterprise, Inc.	3.8%
Spotify Technology SA	3.3%
Tradeweb Markets, Inc., Class A	3.1%
Flex, Ltd.	3.0%
DraftKings, Inc., Class A	3.0%
Live Nation Entertainment, Inc.	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%
Pinterest, Inc., Class A	2.9%
Monolithic Power Systems, Inc.	2.8%
On Holding AG, Class A	2.8%

Sector Composition
Information technology	21.0%
Health care	16.8%
Communication services	16.2%
Consumer discretionary	12.5%
Industrials	11.9%
Financials	11.6%
Energy	4.5%
Consumer staples	2.2%
Real estate	1.1%
Utilities	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3915175

481SA-R6
9/24
11/24

John Hancock Global Climate Action Fund
Class I/JLFSX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Global Climate Action Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Climate Action Fund (Class I/JLFSX)	$49	0.95%
Fund Statistics
Fund net assets	$6,008,562
Total number of portfolio holdings	40
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.3%
Visa, Inc., Class A	4.3%
Salesforce, Inc.	4.1%
London Stock Exchange Group PLC	3.6%
McDonald's Corp.	3.6%
Canadian Pacific Kansas City, Ltd.	3.6%
Amadeus IT Group SA	3.5%
Intertek Group PLC	3.5%
McKesson Corp.	3.4%
Lowe's Companies, Inc.	3.4%

Sector Composition
Information technology	25.8%
Industrials	18.3%
Health care	17.7%
Financials	15.1%
Consumer discretionary	12.6%
Consumer staples	5.3%
Communication services	4.3%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
You can find the following additional information about the fund by contacting us at 800-225-5291:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
491SA-I

9/24
11/24

John Hancock Fundamental Equity Income Fund
Class I/JHFEX
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class I/JHFEX)	$43	0.82%
Fund Statistics
Fund net assets	$10,606,707
Total number of portfolio holdings	57
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Crown Castle, Inc.	4.2%
Elevance Health, Inc.	3.7%
Oracle Corp.	3.5%
Comcast Corp., Class A	3.1%
Nasdaq, Inc.	2.9%
GSK PLC, ADR	2.9%
Cheniere Energy, Inc.	2.9%
Gilead Sciences, Inc.	2.7%
Bristol-Myers Squibb Company	2.5%
LyondellBasell Industries NV, Class A	2.5%

Sector Composition
Financials	19.6%
Health care	16.1%
Consumer discretionary	13.2%
Consumer staples	9.9%
Energy	8.1%
Information technology	7.8%
Industrials	5.8%
Real estate	5.2%
Communication services	4.9%
Materials	2.5%
Short-term investments and other	6.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
You can find the following additional information about the fund by contacting us at 800-225-5291:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
490SA-I

9/24
11/24

John Hancock Diversified Real Assets Fund
Class NAV
Semiannual SHAREHOLDER REPORT | September 30, 2024
This semiannual shareholder report contains important information about the John Hancock Diversified Real Assets Fund (the fund) for the period of April 1, 2024 to September 30, 2024. You can request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Real Assets Fund (Class NAV)	$45	0.87%
Fund Statistics
Fund net assets	$998,255,806
Total number of portfolio holdings	285
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Exxon Mobil Corp.	3.1%
Shell PLC	2.4%
Equinix, Inc.	2.4%
Prologis, Inc.	2.4%
Welltower, Inc.	2.1%
Chevron Corp.	2.0%
Canadian Natural Resources, Ltd.	1.9%
AvalonBay Communities, Inc.	1.6%
Freeport-McMoRan, Inc.	1.6%
TotalEnergies SE	1.5%

Sector Composition
Real estate	35.3%
Energy	32.8%
Materials	18.1%
Utilities	6.2%
Industrials	2.0%
Consumer discretionary	2.0%
Information technology	1.1%
Communication services	0.8%
Health care	0.3%
Financials	0.3%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
You can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
DRASA-NAV

9/24
11/24

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended September 30, 2024 for the following funds:

John Hancock Investment Trust

  John Hancock Diversified Real Assets Fund

  John Hancock Fundamental Equity Income Fund

  John Hancock Global Climate Action Fund

  John Hancock Mid Cap Growth Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Diversified Real Assets Fund
Alternative
September 30, 2024

John Hancock
Diversified Real Assets Fund

2	Fund’s investments
12	Financial statements
15	Financial highlights
16	Notes to financial statements
23	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

Fund’s investments
AS OF 9-30-24 (unaudited)
	Shares	Value
Common stocks 98.9%		$987,553,430
(Cost $715,660,989)
Communication services 0.8%		8,371,760
Diversified telecommunication services 0.3%
KT Corp.	35,958	1,100,535
Nippon Telegraph & Telephone Corp.	2,173,625	2,228,368
Wireless telecommunication services 0.5%
KDDI Corp.	77,300	2,476,499
SK Telecom Company, Ltd.	60,264	2,566,358
Consumer discretionary 2.0%		19,577,471
Hotels, restaurants and leisure 0.9%
Accor SA	41,108	1,786,965
Hyatt Hotels Corp., Class A	28,005	4,262,361
Marriott International, Inc., Class A	10,079	2,505,639
Household durables 1.1%
Bellway PLC	58,999	2,459,752
Kaufman & Broad SA	19,849	689,134
Lennar Corp., Class A	17,818	3,340,519
Sekisui House, Ltd.	102,900	2,857,090
Taylor Wimpey PLC	761,932	1,676,011
Energy 32.8%		327,219,018
Energy equipment and services 2.4%
Aker Solutions ASA	100,518	387,173
Baker Hughes Company	71,746	2,593,618
ChampionX Corp.	15,290	460,994
Enerflex, Ltd.	184,952	1,102,232
Halliburton Company	175,011	5,084,070
Helmerich & Payne, Inc.	40,981	1,246,642
Noble Corp. PLC	36,216	1,308,846
Patterson-UTI Energy, Inc.	165,977	1,269,724
Schlumberger, Ltd.	197,968	8,304,758
TechnipFMC PLC	63,719	1,671,349
Trican Well Service, Ltd.	77,070	271,821
Oil, gas and consumable fuels 30.4%
Advantage Energy, Ltd. (A)	210,289	1,469,356
Aker BP ASA	68,471	1,465,486
Antero Resources Corp. (A)	56,818	1,627,836
ARC Resources, Ltd.	148,940	2,517,482
BP PLC	2,246,188	11,715,096
Cameco Corp.	160,151	7,650,823
Canadian Natural Resources, Ltd.	566,094	18,797,946
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cenovus Energy, Inc.	734,656	$12,287,270
Cheniere Energy, Inc.	22,658	4,074,815
Chevron Corp.	134,653	19,830,347
Chord Energy Corp.	10,078	1,312,458
ConocoPhillips	133,303	14,034,140
Coterra Energy, Inc.	162,511	3,892,138
Devon Energy Corp.	88,655	3,468,184
Diamondback Energy, Inc.	35,211	6,070,376
Enbridge, Inc.	44,781	1,818,556
Encore Energy Corp. (A)(B)	75,000	303,000
Energy Fuels, Inc. (A)(B)	74,880	411,371
EOG Resources, Inc.	69,553	8,550,150
EQT Corp.	215,235	7,886,210
Equinor ASA	195,012	4,933,546
Exxon Mobil Corp.	265,209	31,087,798
Fission Uranium Corp. (A)	250,000	190,395
Galp Energia SGPS SA	202,904	3,797,830
Hess Corp.	25,353	3,442,937
Imperial Oil, Ltd.	59,712	4,200,966
Kelt Exploration, Ltd. (A)	326,652	1,511,954
Keyera Corp.	106,444	3,318,972
Marathon Petroleum Corp.	57,307	9,335,883
MEG Energy Corp.	185,310	3,481,627
Neste OYJ	33,656	653,872
NexGen Energy, Ltd. (A)(B)	380,719	2,482,858
NuVista Energy, Ltd. (A)	155,956	1,282,288
Occidental Petroleum Corp.	114,771	5,915,297
ONEOK, Inc.	20,388	1,857,958
Pembina Pipeline Corp.	125,156	5,159,116
Permian Resources Corp.	50,415	686,148
Phillips 66	52,056	6,842,761
Shell PLC	752,387	24,408,781
Southwestern Energy Company (A)	16,067	114,236
Suncor Energy, Inc.	397,174	14,660,007
Targa Resources Corp.	20,904	3,094,001
TC Energy Corp. (B)	62,332	2,963,011
The Williams Companies, Inc.	200,469	9,151,410
Topaz Energy Corp.	41,269	788,793
TotalEnergies SE	235,070	15,264,379
Tourmaline Oil Corp.	72,586	3,371,013
Uranium Royalty Corp. (A)(B)	123,500	302,575
Valero Energy Corp.	57,008	7,697,790
Var Energi ASA	428,644	1,324,591
3	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Woodside Energy Group, Ltd., ADR (B)	30,450	$524,958
Yellow Cake PLC (A)(C)	65,000	487,000
Financials 0.3%		2,808,507
Financial services 0.3%
Berkshire Hathaway, Inc., Class B (A)	6,102	2,808,507
Health care 0.3%		3,566,936
Health care providers and services 0.3%
Brookdale Senior Living, Inc. (A)	525,322	3,566,936
Industrials 2.0%		20,399,581
Construction and engineering 0.3%
Vinci SA	29,540	3,453,132
Electrical equipment 0.6%
Array Technologies, Inc. (A)	87,516	577,606
GE Vernova, Inc. (A)	2,730	696,095
Siemens Energy AG (A)	14,944	551,732
Sunrun, Inc. (A)	91,725	1,656,554
Vestas Wind Systems A/S (A)	115,333	2,537,752
Ground transportation 0.2%
Canadian National Railway Company	22,368	2,619,261
Industrial conglomerates 0.4%
CK Hutchison Holdings, Ltd.	335,432	1,901,804
Swire Pacific, Ltd., Class A	206,647	1,762,146
Machinery 0.1%
Chart Industries, Inc. (A)(B)	7,395	918,015
Transportation infrastructure 0.4%
Aena SME SA (C)	16,959	3,725,484
Information technology 1.1%		11,240,002
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	6,096	641,543
IT services 0.0%
NEXTDC, Ltd. (A)	43,904	529,454
Semiconductors and semiconductor equipment 1.0%
AIXTRON SE	16,372	291,788
Enphase Energy, Inc. (A)	22,035	2,490,396
First Solar, Inc. (A)	10,800	2,693,952
ON Semiconductor Corp. (A)	30,200	2,192,822
Power Integrations, Inc.	27,343	1,753,233
SolarEdge Technologies, Inc. (A)(B)	16,050	367,706
Wolfspeed, Inc. (A)(B)	28,774	279,108
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	4

	Shares	Value
Materials 18.1%		$180,428,761
Chemicals 0.5%
Air Liquide SA	3,365	649,817
Albemarle Corp. (B)	4,864	460,669
Arcadium Lithium PLC (A)	29,900	85,215
Dow, Inc.	11,079	605,246
DuPont de Nemours, Inc.	12,309	1,096,855
LyondellBasell Industries NV, Class A	4,279	410,356
NanoXplore, Inc. (A)(B)	150,400	250,213
Nutrien, Ltd. (B)	17,550	843,339
Nutrien, Ltd. (New York Stock Exchange) (B)	4,080	196,085
Containers and packaging 0.1%
Smurfit WestRock PLC	30,000	1,499,258
Metals and mining 17.1%
Agnico Eagle Mines, Ltd.	169,403	13,646,683
Alamos Gold, Inc., Class A	202,295	4,031,092
Alcoa Corp.	83,466	3,220,118
Altius Minerals Corp. (B)	32,091	617,878
Anglo American PLC	41,242	1,340,603
AngloGold Ashanti PLC (B)	22,309	594,089
Antofagasta PLC	5,457	147,093
Arch Resources, Inc.	4,565	630,700
Artemis Gold, Inc. (A)	177,771	1,704,824
Aya Gold & Silver, Inc. (A)(B)	90,108	1,172,613
B2Gold Corp.	386,209	1,193,651
Barrick Gold Corp.	438,133	8,714,391
BHP Group, Ltd., ADR (B)	192,265	11,941,579
Boliden AB	19,298	654,953
Calibre Mining Corp. (A)	688,931	1,329,520
Canada Nickel Company, Inc. (A)(B)	701,500	575,744
Capstone Copper Corp. (A)	638,579	4,990,780
Champion Iron, Ltd. (B)	627,791	3,082,208
Constellium SE (A)	95,900	1,559,334
Culico Metals, Inc. (A)(B)	122,083	9,027
Endeavour Mining PLC (Toronto Stock Exchange) (B)	98,253	2,334,912
ERO Copper Corp. (A)(B)	153,757	3,423,138
Filo Corp. (A)	81,000	1,930,297
First Quantum Minerals, Ltd. (A)	283,845	3,870,089
Foran Mining Corp. (A)(B)	295,800	916,412
Franco-Nevada Corp.	17,475	2,170,469
Freeport-McMoRan, Inc.	321,013	16,024,969
Glencore PLC (A)	153,499	879,037
Gold Fields, Ltd., ADR	57,544	883,300
Hudbay Minerals, Inc.	422,509	3,886,289
5	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
IGO, Ltd.	142,000	$570,277
Iluka Resources, Ltd.	82,575	394,533
Ivanhoe Electric, Inc. (A)(B)	86,120	728,575
Ivanhoe Mines, Ltd., Class A (A)	379,785	5,649,950
K92 Mining, Inc. (A)	174,420	1,014,962
Kinross Gold Corp.	669,394	6,271,006
Latin Resources, Ltd. (A)	1,750,000	272,193
Lithium Americas Argentina Corp. (A)(B)	43,300	141,831
Lithium Americas Corp. (A)(B)	78,300	211,317
Lucara Diamond Corp. (A)	420,070	142,876
Lundin Gold, Inc.	59,597	1,288,929
Lundin Mining Corp.	260,069	2,724,816
MAG Silver Corp. (A)	50,360	708,604
Montage Gold Corp. (A)	125,000	175,607
Nevada Copper Corp. (A)(B)(D)	265,550	0
Newmont Corp.	117,554	6,283,261
Nickel 28 Capital Corp. (A)	356,691	171,429
Norsk Hydro ASA	286,264	1,849,268
Nouveau Monde Graphite, Inc. (A)(B)	84,917	133,320
Nucor Corp.	4,571	687,204
OceanaGold Corp.	647,106	1,832,538
Osisko Mining, Inc. (A)	275,134	990,722
Pan American Silver Corp.	138,816	2,898,565
Pan American Silver Corp., CVR (A)	83,300	35,403
Piedmont Lithium, Inc. (A)(B)	33,350	297,816
Rio Tinto PLC, ADR (B)	106,752	7,597,540
Sandstorm Gold, Ltd.	22,144	132,951
Seabridge Gold, Inc. (A)	34,188	574,017
Sigma Lithium Corp. (A)(B)	36,150	447,715
SilverCrest Metals, Inc. (A)	114,780	1,065,096
Skeena Resources, Ltd. (A)(B)	232,000	1,971,001
SolGold PLC (A)(B)	2,409,000	338,430
South32, Ltd.	256,666	658,324
Southern Copper Corp.	4,313	498,885
Steel Dynamics, Inc.	3,959	499,151
Stornoway Diamond Corp. (A)(D)	3,062,000	0
Talon Metals Corp. (A)	5,192,000	364,701
Teck Resources, Ltd., Class B	177,215	9,256,141
Torex Gold Resources, Inc. (A)	20,837	397,651
Trilogy Metals, Inc. (A)	578,452	286,564
Triple Flag Precious Metals Corp. (A)(B)	95,156	1,539,624
U.S. Steel Corp.	5,676	200,533
Vale SA, ADR	63,952	746,959
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	6

	Shares	Value
Materials (continued)
Metals and mining (continued)
Warrior Met Coal, Inc.	16,619	$1,061,954
Wesdome Gold Mines, Ltd. (A)	96,089	901,600
Westgold Resources, Ltd. (Toronto Stock Exchange) (A)	912,129	1,625,369
Wheaton Precious Metals Corp.	121,851	7,441,970
Paper and forest products 0.4%
Canfor Corp. (A)	25,610	322,480
Interfor Corp. (A)	76,894	1,154,163
West Fraser Timber Company, Ltd. (B)	23,587	2,298,095
Real estate 35.3%		352,335,080
Diversified REITs 2.4%
Broadstone Net Lease, Inc.	148,693	2,817,732
Empire State Realty Trust, Inc., Class A	597,353	6,618,671
Essential Properties Realty Trust, Inc.	309,307	10,562,834
Stockland	1,073,114	3,870,549
Health care REITs 3.6%
American Healthcare REIT, Inc.	241,023	6,290,700
CareTrust REIT, Inc.	282,536	8,719,061
Welltower, Inc.	163,599	20,945,580
Hotel and resort REITs 0.4%
Invincible Investment Corp.	2,763	1,196,649
Ryman Hospitality Properties, Inc.	26,566	2,848,938
Industrial REITs 4.7%
EastGroup Properties, Inc.	20,111	3,757,137
ESR Kendall Square REIT Company, Ltd.	415,019	1,583,941
Goodman Group	226,603	5,780,402
Innovative Industrial Properties, Inc.	31,242	4,205,173
Lineage, Inc.	65,945	5,168,769
Plymouth Industrial REIT, Inc.	119,223	2,694,440
Prologis, Inc.	189,207	23,893,060
Office REITs 2.0%
Cousins Properties, Inc.	143,967	4,244,147
Derwent London PLC	51,549	1,652,943
Douglas Emmett, Inc.	119,156	2,093,571
Nippon Building Fund, Inc.	3,165	2,900,172
SL Green Realty Corp.	129,160	8,990,828
Real estate management and development 4.1%
Arealink Company, Ltd.	111,200	1,322,184
Catena AB	23,838	1,362,073
CBRE Group, Inc., Class A (A)	36,124	4,496,716
Cibus Nordic Real Estate AB	107,240	1,861,339
Corp. Inmobiliaria Vesta SAB de CV	37,800	101,881
7	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
CTP NV (C)	125,038	$2,282,258
Daito Trust Construction Company, Ltd.	22,373	2,725,166
Emaar Properties PJSC	992,512	2,354,826
Hongkong Land Holdings, Ltd.	383,496	1,409,111
Keihanshin Building Company, Ltd.	121,500	1,370,264
LEG Immobilien SE	16,305	1,707,033
Mitsubishi Estate Company, Ltd.	139,700	2,206,463
Mitsui Fudosan Company, Ltd.	586,519	5,526,683
Pandox AB	100,508	2,011,179
PSP Swiss Property AG	23,613	3,459,656
Savills PLC	56,842	902,381
TAG Immobilien AG (A)	263,070	4,876,102
Tokyu Fudosan Holdings Corp.	140,736	979,192
Residential REITs 5.0%
American Homes 4 Rent, Class A	173,768	6,670,954
AvalonBay Communities, Inc.	71,878	16,190,520
Boardwalk Real Estate Investment Trust	18,479	1,170,403
Centerspace	46,403	3,270,019
Comforia Residential REIT, Inc.	609	1,376,021
Essex Property Trust, Inc.	47,836	14,131,711
Independence Realty Trust, Inc.	248,072	5,085,476
Sun Communities, Inc.	11,611	1,569,227
Xior Student Housing NV	24,107	907,757
Retail REITs 5.6%
Acadia Realty Trust	249,173	5,850,582
Brixmor Property Group, Inc.	255,454	7,116,948
CapitaLand Integrated Commercial Trust	1,298,615	2,134,511
Fortune Real Estate Investment Trust	1,720,838	976,817
Frasers Centrepoint Trust	1,285,800	2,297,366
Hammerson PLC	534,433	2,268,753
Klepierre SA	127,440	4,175,705
Phillips Edison & Company, Inc.	96,911	3,654,514
Scentre Group	1,772,902	4,456,877
Shaftesbury Capital PLC	1,235,750	2,437,672
Simon Property Group, Inc.	68,877	11,641,591
Tanger, Inc.	191,285	6,346,836
Vicinity, Ltd.	1,615,571	2,461,529
Specialized REITs 7.5%
American Tower Corp.	13,031	3,030,489
Big Yellow Group PLC	127,414	2,163,828
CubeSmart	163,033	8,776,066
Digital Realty Trust, Inc.	45,999	7,444,018
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	8

	Shares	Value
Real estate (continued)
Specialized REITs (continued)
Equinix, Inc.	27,000	$23,966,010
Extra Space Storage, Inc.	68,262	12,300,130
Iron Mountain, Inc.	69,760	8,289,581
Keppel DC REIT	851,700	1,435,186
Lamar Advertising Company, Class A	21,316	2,847,818
VICI Properties, Inc.	123,097	4,100,361
Utilities 6.2%		61,606,314
Electric utilities 2.8%
American Electric Power Company, Inc.	31,162	3,197,221
Duke Energy Corp.	22,233	2,563,465
Edison International	37,480	3,264,133
EDP SA	242,746	1,107,117
Enel SpA	365,787	2,921,840
Exelon Corp.	65,283	2,647,226
Iberdrola SA	204,732	3,164,987
NextEra Energy, Inc.	39,246	3,317,464
PPL Corp.	79,274	2,622,384
The Kansai Electric Power Company, Inc.	164,121	2,719,956
Gas utilities 0.4%
Atmos Energy Corp.	22,967	3,185,753
ENN Energy Holdings, Ltd.	172,900	1,298,855
Independent power and renewable electricity producers 0.7%
Brookfield Renewable Corp., Class A	26,150	854,059
Brookfield Renewable Partners LP	89,778	2,529,944
RWE AG	109,369	3,984,628
Multi-utilities 2.0%
Dominion Energy, Inc.	48,331	2,793,048
Engie SA	191,454	3,310,668
National Grid PLC	265,847	3,674,811
Public Service Enterprise Group, Inc.	30,136	2,688,433
Sempra	48,245	4,034,729
WEC Energy Group, Inc.	31,666	3,045,636
Water utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	161,500	2,679,957

Rights 0.0%		$40,072
(Cost $40,064)
CTP NV (Expiration Date: 10-4-24) (A)(E)	124,132	40,072

9	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.4%				$43,734,009
(Cost $43,714,870)
U.S. Government Agency 0.0%				199,974
Federal Home Loan Mortgage Corp. Discount Note	4.300	10-01-24	200,000	199,974

	Yield (%)	Shares	Value
Short-term funds 3.8%			37,534,035
John Hancock Collateral Trust (F)	4.8110(G)	3,752,428	37,534,035

	Par value^	Value
Repurchase agreement 0.6%		6,000,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-24 at 4.870% to be repurchased at $2,100,284 on 10-1-24, collateralized by $1,625,774 Federal Home Loan Mortgage Corp., 2.000% - 5.500% due 6-1-25 to 7-1-50 (valued at $1,498,695) and $759,159 Federal National Mortgage Association, 2.000% - 6.000% due 12-1-28 to 5-1-52 (valued at $643,305)	2,100,000	2,100,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-24 at 4.880% to be repurchased at $3,900,529 on 10-1-24, collateralized by $3,604,300 U.S. Treasury Notes, 3.500% - 4.250% due 2-28-29 to 4-30-30 (valued at $3,659,712), $216,407 Federal Home Loan Mortgage Corp., 3.500% - 6.000% due 6-1-26 to 9-1-54 (valued at $220,254), $72,570 Federal National Mortgage Association, 2.500% - 6.000% due 8-1-41 to 7-1-54 (valued at $72,672), $22,959 Government National Mortgage Association, 5.000% - 5.500% due 11-20-52 (valued at $23,330) and $2,100 U.S. Treasury Bills, 0.000% due 10-31-24 to 1-30-25 (valued $2,091)	3,900,000	3,900,000

Total investments (Cost $759,415,923) 103.3%	$1,031,327,511
Other assets and liabilities, net (3.3%)	(33,071,705)
Total net assets 100.0%	$998,255,806

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	10

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 9-30-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 9-30-24, the aggregate cost of investments for federal income tax purposes was $791,263,850. Net unrealized appreciation aggregated to $240,063,661, of which $260,685,452 related to gross unrealized appreciation and $20,621,791 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 9-30-24:
United States	55.1%
Canada	20.2%
United Kingdom	6.8%
Australia	3.8%
France	3.1%
Japan	3.0%
Germany	1.1%
Norway	1.0%
Other countries	5.9%
TOTAL	100.0%
11	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $721,901,053) including $37,249,211 of securities loaned	$993,793,476
Affiliated investments, at value (Cost $37,514,870)	37,534,035
Total investments, at value (Cost $759,415,923)	1,031,327,511
Cash	612,609
Foreign currency, at value (Cost $494,497)	494,460
Dividends and interest receivable	2,651,281
Receivable for investments sold	2,015,053
Receivable for securities lending income	39,172
Other assets	66,186
Total assets	1,037,206,272
Liabilities
Payable for investments purchased	1,263,669
Payable upon return of securities loaned	37,500,265
Payable to affiliates
Accounting and legal services fees	31,802
Trustees’ fees	4,334
Other liabilities and accrued expenses	150,396
Total liabilities	38,950,466
Net assets	$998,255,806
Net assets consist of
Paid-in capital	$713,613,902
Total distributable earnings (loss)	284,641,904
Net assets	$998,255,806

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($998,255,806 ÷ 77,664,709 shares)	$12.85
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Real Assets Fund	12

STATEMENT OF OPERATIONS For the six months ended 9-30-24 (unaudited)

Investment income
Dividends	$17,360,734
Interest	179,201
Securities lending	243,248
Less foreign taxes withheld	(960,481)
Total investment income	16,822,702
Expenses
Investment management fees	4,379,254
Accounting and legal services fees	97,770
Trustees’ fees	13,587
Custodian fees	169,925
Printing and postage	12,182
Professional fees	55,702
Other	32,488
Total expenses	4,760,908
Less expense reductions	(300,150)
Net expenses	4,460,758
Net investment income	12,361,944
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	46,018,364
Affiliated investments	489
46,018,853
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	7,189,794
Affiliated investments	19,566
7,209,360
Net realized and unrealized gain	53,228,213
Increase in net assets from operations	$65,590,157
13	JOHN HANCOCK Diversified Real Assets Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-24 (unaudited)	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$12,361,944	$22,901,606
Net realized gain (loss)	46,018,853	(11,713,461)
Change in net unrealized appreciation (depreciation)	7,209,360	93,602,465
Increase in net assets resulting from operations	65,590,157	104,790,610
Distributions to shareholders
From earnings
Class NAV	—	(24,863,170)
Total distributions	—	(24,863,170)
From fund share transactions	(158,160,008)	(51,592,152)
Total increase (decrease)	(92,569,851)	28,335,288
Net assets
Beginning of period	1,090,825,657	1,062,490,369
End of period	$998,255,806	$1,090,825,657
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Real Assets Fund	14

Financial highlights
CLASS NAV SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$12.05	$11.19	$13.28	$10.10	$6.61	$10.01
Net investment income[2]	0.15	0.25	0.31	0.25	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.65	0.89	(1.73)	3.23	3.54	(3.16)
Total from investment operations	0.80	1.14	(1.42)	3.48	3.72	(2.96)
Less distributions
From net investment income	—	(0.28)	(0.28)	(0.30)	(0.23)	(0.28)
From net realized gain	—	—	(0.39)	—	—	(0.16)
Total distributions	—	(0.28)	(0.67)	(0.30)	(0.23)	(0.44)
Net asset value, end of period	$12.85	$12.05	$11.19	$13.28	$10.10	$6.61
Total return (%)[3]	6.64[4]	10.30	(10.55)	34.95	56.64	(30.92)
Ratios and supplemental data
Net assets, end of period (in millions)	$998	$1,091	$1,062	$1,151	$963	$684
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[5]	0.93	0.92	0.91	0.93	0.93
Expenses including reductions	0.87[5]	0.88	0.87	0.85	0.87	0.87
Net investment income	2.40[5]	2.22	2.65	2.20	2.07	2.05
Portfolio turnover (%)	18	51	60	49	82	61

[1]	Six months ended 9-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
15	JOHN HANCOCK Diversified Real Assets Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Diversified Real Assets Fund	16

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2024, by major security category or type:
	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$8,371,760	—	$8,371,760	—
Consumer discretionary	19,577,471	$10,108,519	9,468,952	—
Energy	327,219,018	262,781,264	64,437,754	—
Financials	2,808,507	2,808,507	—	—
Health care	3,566,936	3,566,936	—	—
Industrials	20,399,581	6,467,531	13,932,050	—
Information technology	11,240,002	10,418,760	821,242	—
Materials	180,428,761	171,513,405	8,915,356	—
Real estate	352,335,080	271,902,492	80,432,588	—
Utilities	61,606,314	39,423,452	22,182,862	—
Rights	40,072	—	40,072	—
Short-term investments	43,734,009	37,534,035	6,199,974	—
Total investments in securities	$1,031,327,511	$816,524,901	$214,802,610	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement
17	JOHN HANCOCK Diversified Real Assets Fund |

and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2024, the fund loaned securities valued at $37,249,211 and received $37,500,265 of cash collateral.
| JOHN HANCOCK Diversified Real Assets Fund	18

In addition, non-cash collateral of approximately $1,168,455 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2024 were $3,587.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2024, the fund has a short-term capital loss carryforward of $21,985,044 available to offset future net realized capital gains. This carryforward does not expire.
19	JOHN HANCOCK Diversified Real Assets Fund |

As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Manulife Investment Management (North America) Limited and Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Diversified Real Assets Fund	20

The expense reductions described above amounted to $300,150 for the six months ended September 30, 2024.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2024, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended September 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,200,000	9	5.810%	$(4,648)
Lender	1,800,000	1	5.805%	290
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2024 and for the year ended March 31, 2024 were as follows:
	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	79,762	$968,822	3,424,907	$38,227,153
Distributions reinvested	—	—	2,156,389	24,863,170
Repurchased	(12,972,809)	(159,128,830)	(10,003,027)	(114,682,475)
Net decrease	(12,893,047)	$(158,160,008)	(4,421,731)	$(51,592,152)
Total net decrease	(12,893,047)	$(158,160,008)	(4,421,731)	$(51,592,152)
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $180,807,874 and $330,530,756, respectively, for the six months ended September 30, 2024.
21	JOHN HANCOCK Diversified Real Assets Fund |

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2024, funds within the John Hancock group of funds complex held 100.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	34.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	22.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.9%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	5.7%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	5.2%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,752,428	$33,430,917	$262,479,014	$(258,395,951)	$489	$19,566	$243,248	—	$37,534,035

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Diversified Real Assets Fund	22

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with Manulife Investment Management (North America) Limited hereinafter referred to as Manulife IM (NA) and Wellington Management Company LLP (Wellington, and together with Manulife IM (NA)) (the Subadvisors) for John Hancock Diversified Real Assets Fund (the fund). The Advisory Agreement and the Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from each Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of Manulife IM (NA) with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisors in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
23	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by each Subadvisor, and is also responsible for monitoring and reviewing the activities of each Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	24

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the three-year period ended December 31, 2023, and underperformed for the one- and five-year periods. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and each Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisors, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Wellington. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and
25	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

Subadvisors’ services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that Manulife IM (NA) is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length with respect to Wellington;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including Manulife IM (NA)) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	26

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisors’ businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Wellington.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to each Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the
27	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with Wellington and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by Wellington from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to Wellington) of any material relationships with respect to Wellington, which include arrangements in which Wellington or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisors’ relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged by each Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted the Subadvisors’ long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	28

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.
29	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
DRASA 9/24
11/24

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Fundamental Equity Income Fund
U.S. equity
September 30, 2024

John Hancock
Fundamental Equity Income Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
10	Notes to financial statements
15	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

Fund’s investments
AS OF 9-30-24 (unaudited)
	Shares	Value
Common stocks 93.1%		$9,875,791
(Cost $7,976,584)
Communication services 4.9%		519,999
Interactive media and services 1.8%
Alphabet, Inc., Class A	833	138,153
Meta Platforms, Inc., Class A	96	54,954
Media 3.1%
Comcast Corp., Class A	7,826	326,892
Consumer discretionary 13.2%		1,399,123
Automobile components 0.7%
Mobileye Global, Inc., Class A (A)	5,709	78,213
Broadline retail 1.8%
Amazon.com, Inc. (A)	480	89,438
eBay, Inc.	1,572	102,353
Hotels, restaurants and leisure 5.1%
Las Vegas Sands Corp.	3,195	160,836
Starbucks Corp.	1,599	155,887
Vail Resorts, Inc.	1,270	221,348
Household durables 1.9%
Lennar Corp., Class A	1,048	196,479
Leisure products 0.7%
Polaris, Inc.	896	74,583
Specialty retail 0.8%
Lowe’s Companies, Inc.	329	89,110
Textiles, apparel and luxury goods 2.2%
LVMH Moet Hennessy Louis Vuitton, ADR	1,503	230,876
Consumer staples 9.9%		1,049,539
Beverages 1.9%
Anheuser-Busch InBev SA/NV, ADR	1,327	87,967
Diageo PLC, ADR	765	107,360
Consumer staples distribution and retail 2.0%
Walmart, Inc.	2,672	215,764
Food products 1.9%
Danone SA, ADR	14,084	205,626
Household products 1.7%
Reckitt Benckiser Group PLC, ADR	8,489	105,009
Reynolds Consumer Products, Inc.	2,528	78,621
Personal care products 2.4%
Haleon PLC, ADR	13,783	145,824
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	2

	Shares	Value
Consumer staples (continued)
Personal care products (continued)
Kenvue, Inc.	4,469	$103,368
Energy 8.1%		860,768
Oil, gas and consumable fuels 8.1%
Cheniere Energy, Inc.	1,687	303,390
Kinder Morgan, Inc.	11,704	258,541
Suncor Energy, Inc.	6,986	257,923
Valero Energy Corp.	303	40,914
Financials 19.6%		2,078,878
Banks 5.6%
Bank of America Corp.	3,507	139,158
Citigroup, Inc.	3,794	237,504
First Hawaiian, Inc.	4,122	95,424
Wells Fargo & Company	2,190	123,713
Capital markets 12.7%
KKR & Company, Inc.	1,956	255,414
Morgan Stanley	2,415	251,740
Nasdaq, Inc.	4,263	311,242
S&P Global, Inc.	287	148,270
State Street Corp.	2,482	219,583
The Goldman Sachs Group, Inc.	324	160,416
Consumer finance 1.3%
American Express Company	503	136,414
Health care 16.1%		1,710,760
Biotechnology 3.8%
Gilead Sciences, Inc.	3,438	288,242
Moderna, Inc. (A)	1,692	113,076
Health care equipment and supplies 1.8%
Becton, Dickinson and Company	810	195,291
Health care providers and services 3.7%
Elevance Health, Inc.	757	393,639
Life sciences tools and services 1.0%
Thermo Fisher Scientific, Inc.	163	100,827
Pharmaceuticals 5.8%
Bristol-Myers Squibb Company	5,094	263,564
GSK PLC, ADR	7,603	310,811
Merck & Company, Inc.	399	45,310
Industrials 5.8%		619,320
Aerospace and defense 1.0%
RTX Corp.	862	104,440
3	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Air freight and logistics 1.7%
United Parcel Service, Inc., Class B	1,364	$185,968
Electrical equipment 0.9%
Regal Rexnord Corp.	589	97,703
Ground transportation 0.8%
Union Pacific Corp.	327	80,599
Trading companies and distributors 1.4%
United Rentals, Inc.	186	150,610
Information technology 7.8%		827,990
Semiconductors and semiconductor equipment 2.7%
Analog Devices, Inc.	615	141,555
Texas Instruments, Inc.	700	144,599
Software 5.1%
Microsoft Corp.	388	166,956
Oracle Corp.	2,200	374,880
Materials 2.5%		263,150
Chemicals 2.5%
LyondellBasell Industries NV, Class A	2,744	263,150
Real estate 5.2%		546,264
Specialized REITs 5.2%
American Tower Corp.	435	101,164
Crown Castle, Inc.	3,752	445,100

	Yield (%)	Shares	Value
Short-term investments 7.1%			$754,320
(Cost $753,914)
Short-term funds 7.1%			754,320
John Hancock Collateral Trust (B)	4.8110(C)	75,412	754,320

Total investments (Cost $8,730,498) 100.2%	$10,630,111
Other assets and liabilities, net (0.2%)	(23,404)
Total net assets 100.0%	$10,606,707

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	4

At 9-30-24, the aggregate cost of investments for federal income tax purposes was $8,737,618. Net unrealized appreciation aggregated to $1,892,493, of which $2,106,112 related to gross unrealized appreciation and $213,619 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 9-30-24:
United States	85.6%
United Kingdom	6.3%
France	4.1%
Canada	2.4%
Other countries	1.6%
TOTAL	100.0%
5	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $7,976,584)	$9,875,791
Affiliated investments, at value (Cost $753,914)	754,320
Total investments, at value (Cost $8,730,498)	10,630,111
Dividends and interest receivable	9,125
Receivable from affiliates	559
Other assets	300
Total assets	10,640,095
Liabilities
Payable to affiliates
Accounting and legal services fees	284
Transfer agent fees	960
Trustees’ fees	200
Other liabilities and accrued expenses	31,944
Total liabilities	33,388
Net assets	$10,606,707
Net assets consist of
Paid-in capital	$8,262,354
Total distributable earnings (loss)	2,344,353
Net assets	$10,606,707

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($10,606,707 ÷ 787,278 shares)	$13.47
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	6

STATEMENT OF OPERATIONS For the six months ended 9-30-24 (unaudited)

Investment income
Dividends	$126,794
Dividends from affiliated investments	17,316
Less foreign taxes withheld	(2,255)
Total investment income	141,855
Expenses
Investment management fees	29,506
Accounting and legal services fees	985
Transfer agent fees	5,387
Trustees’ fees	370
Custodian fees	7,220
Printing and postage	9,698
Professional fees	18,209
Other	6,071
Total expenses	77,446
Less expense reductions	(37,143)
Net expenses	40,303
Net investment income	101,552
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	216,009
Affiliated investments	(10)
215,999
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	638,752
Affiliated investments	380
639,132
Net realized and unrealized gain	855,131
Increase in net assets from operations	$956,683
7	JOHN HANCOCK Fundamental Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-24 (unaudited)	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$101,552	$137,221
Net realized gain	215,999	501,936
Change in net unrealized appreciation (depreciation)	639,132	906,098
Increase in net assets resulting from operations	956,683	1,545,255
Distributions to shareholders
From earnings
Class I	(114,259)	(446,978)
Total distributions	(114,259)	(446,978)
From fund share transactions	114,259	1,901,943
Total increase	956,683	3,000,220
Net assets
Beginning of period	9,650,024	6,649,804
End of period	$10,606,707	$9,650,024
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	8

Financial highlights
CLASS I SHARES Period ended	9-30-24[1]	3-31-24	3-31-23[2]
Per share operating performance
Net asset value, beginning of period	$12.40	$10.77	$10.00
Net investment income[3]	0.13	0.21	0.13
Net realized and unrealized gain (loss) on investments	1.09	2.14	0.78
Total from investment operations	1.22	2.35	0.91
Less distributions
From net investment income	(0.15)	(0.20)	(0.14)
From net realized gain	—	(0.52)	—
Total distributions	(0.15)	(0.72)	(0.14)
Net asset value, end of period	$13.47	$12.40	$10.77
Total return (%)[4]	9.87[5]	22.42	9.22[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$10	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[6]	1.82	4.25[7]
Expenses including reductions	0.82[6]	0.83	0.82[7]
Net investment income	2.07[6]	1.91	1.72[6]
Portfolio turnover (%)	16	34	26

[1]	Six months ended 9-30-24. Unaudited.
[2]	Period from 6-28-22 (commencement of operations) to 3-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
9	JOHN HANCOCK Fundamental Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Equity Income Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
| JOHN HANCOCK Fundamental Equity Income Fund	10

valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
11	JOHN HANCOCK Fundamental Equity Income Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $1 billion of the fund’s average daily net assets; (b) 0.585% of the next $1 billion of the fund’s average daily net assets; and (c) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Fundamental Equity Income Fund	12

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $37,143 for the six months ended September 30, 2024.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2024, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended September 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2024 and for the year ended March 31, 2024 were as follows:
	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	—	—	122,061	$1,454,965
Distributions reinvested	8,919	$114,259	39,145	446,978
Net increase	8,919	$114,259	161,206	$1,901,943
Total net increase	8,919	$114,259	161,206	$1,901,943
13	JOHN HANCOCK Fundamental Equity Income Fund |

Affiliates of the fund owned 100% of shares of Class I on September 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,503,077 and $1,544,219, respectively, for the six months ended September 30, 2024.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	75,412	$609,614	$349,687	$(205,351)	$(10)	$380	$17,316	—	$754,320
| JOHN HANCOCK Fundamental Equity Income Fund	14

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Fundamental Equity Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27 – May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year  was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
15	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the subadvisors’ investment performance and compliance programs, such as the subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	16

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index  and its peer group median for the one-year period ended December 31, 2023 and since its inception on June 30, 2022, for the period ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance to the benchmark index and relative to its peer group median for the one-year period and since its inception on June 30, 2022. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by
17	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds.
The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor will also provide administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund will be paid by Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund is reasonable and not excessive.
Economies of Scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	18

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the fund and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(c)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, Extent, and Quality of Services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
19	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund, as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager,
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	20

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
490SA 9/24
11/24

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Global Climate Action Fund
International equity
September 30, 2024

John Hancock
Global Climate Action Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
8	Notes to financial statements
14	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

Fund’s investments
AS OF 9-30-24 (unaudited)
	Shares	Value
Common stocks 99.1%		$5,952,732
(Cost $5,222,000)
Canada 5.2%		312,655
Canadian Pacific Kansas City, Ltd.	2,509	214,585
WSP Global, Inc.	552	98,070
France 5.9%		352,525
Dassault Systemes SE	3,062	121,625
EssilorLuxottica SA	483	114,434
Publicis Groupe SA	833	91,160
Schneider Electric SE	96	25,306
Germany 4.4%		265,415
Deutsche Boerse AG	629	147,669
Merck KGaA	667	117,746
Ireland 5.3%		317,205
Accenture PLC, Class A	537	189,819
Aptiv PLC (A)	1,769	127,386
Netherlands 2.8%		170,803
Koninklijke Ahold Delhaize NV	4,941	170,803
Spain 3.5%		208,939
Amadeus IT Group SA	2,885	208,939
United Kingdom 13.8%		829,359
Bunzl PLC	1,201	56,878
Intertek Group PLC	3,012	208,242
London Stock Exchange Group PLC	1,587	217,278
RELX PLC	2,204	104,065
Rentokil Initial PLC	33,564	164,124
WPP PLC	7,690	78,772
United States 58.2%		3,495,831
Abbott Laboratories	1,779	202,824
Advanced Micro Devices, Inc. (A)	441	72,359
Alphabet, Inc., Class A	536	88,896
Applied Materials, Inc.	602	121,634
Becton, Dickinson and Company	601	144,901
Broadcom, Inc.	608	104,880
Brown & Brown, Inc.	1,539	159,440
Elevance Health, Inc.	371	192,920
Johnson Controls International PLC	1,773	137,603
Lowe’s Companies, Inc.	754	204,221
Marsh & McLennan Companies, Inc.	556	124,038
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	2

	Shares	Value
United States (continued)
McDonald’s Corp.	710	$216,202
McKesson Corp.	420	207,656
Microsoft Corp.	1,019	438,475
NVIDIA Corp.	940	114,154
Oracle Corp.	832	141,773
Salesforce, Inc.	897	245,518
Sysco Corp.	1,923	150,109
UnitedHealth Group, Inc.	144	84,194
Visa, Inc., Class A	931	255,978
Watts Water Technologies, Inc., Class A	425	88,056

	Yield (%)	Shares	Value
Short-term investments 0.8%			$50,683
(Cost $50,673)
Short-term funds 0.8%			50,683
John Hancock Collateral Trust (B)	4.8110(C)	5,067	50,683

Total investments (Cost $5,272,673) 99.9%	$6,003,415
Other assets and liabilities, net 0.1%	5,147
Total net assets 100.0%	$6,008,562

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-24.
At 9-30-24, the aggregate cost of investments for federal income tax purposes was $5,272,677. Net unrealized appreciation aggregated to $730,738, of which $777,422 related to gross unrealized appreciation and $46,684 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 9-30-24:
Information technology	25.8%
Industrials	18.3%
Health care	17.7%
Financials	15.1%
Consumer discretionary	12.6%
Consumer staples	5.3%
Communication services	4.3%
Short-term investments and other	0.9%
TOTAL	100.0%
3	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $5,222,000)	$5,952,732
Affiliated investments, at value (Cost $50,673)	50,683
Total investments, at value (Cost $5,272,673)	6,003,415
Dividends and interest receivable	5,185
Receivable from affiliates	1,621
Other assets	27,166
Total assets	6,037,387
Liabilities
Payable to affiliates
Accounting and legal services fees	176
Transfer agent fees	547
Trustees’ fees	119
Other liabilities and accrued expenses	27,983
Total liabilities	28,825
Net assets	$6,008,562
Net assets consist of
Paid-in capital	$5,000,000
Total distributable earnings (loss)	1,008,562
Net assets	$6,008,562

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($6,008,562 ÷ 500,000 shares)	$12.02
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Climate Action Fund	4

STATEMENT OF OPERATIONS For the six months ended 9-30-24 (unaudited)

Investment income
Dividends	$54,560
Dividends from affiliated investments	719
Less foreign taxes withheld	(2,884)
Total investment income	52,395
Expenses
Investment management fees	24,023
Accounting and legal services fees	544
Transfer agent fees	3,135
Trustees’ fees	241
Custodian fees	5,602
Printing and postage	7,602
Professional fees	75,393
Other	2,722
Total expenses	119,262
Less expense reductions	(92,386)
Net expenses	26,876
Net investment income	25,519
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	215,211
Affiliated investments	(12)
215,199
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	204,069
Affiliated investments	19
204,088
Net realized and unrealized gain	419,287
Increase in net assets from operations	$444,806
5	JOHN HANCOCK Global Climate Action Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-24 (unaudited)	Period ended 3-31-24[1]
Increase (decrease) in net assets
From operations
Net investment income (loss)	$25,519	$(2,920)
Net realized gain	215,199	39,941
Change in net unrealized appreciation (depreciation)	204,088	526,735
Increase in net assets resulting from operations	444,806	563,756
From fund share transactions	—	5,000,000
Total increase	444,806	5,563,756
Net assets
Beginning of period	5,563,756	—
End of period	$6,008,562	$5,563,756

[1]	Period from 12-19-23 (commencement of operations) to 3-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Climate Action Fund	6

Financial highlights
CLASS I SHARES Period ended	9-30-24[1]	3-31-24[2]
Per share operating performance
Net asset value, beginning of period	$11.13	$10.00
Net investment income (loss)[3]	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	0.84	1.14
Total from investment operations	0.89	1.13
Net asset value, end of period	$12.02	$11.13
Total return (%)[4]	8.00[5]	11.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	4.22[6]	4.66[7]
Expenses including reductions	0.95[6]	0.98[7]
Net investment income (loss)	0.90[6]	(0.20)[6]
Portfolio turnover (%)	36	16

[1]	Six months ended 9-30-24. Unaudited.
[2]	Period from 12-19-23 (commencement of operations) to 3-31-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
7	JOHN HANCOCK Global Climate Action Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Climate Action Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term capital growth by investing in a diversified portfolio of Climate Leaders. Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Global Climate Action Fund	8

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2024, by major security category or type:
	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$312,655	$312,655	—	—
France	352,525	—	$352,525	—
Germany	265,415	—	265,415	—
Ireland	317,205	317,205	—	—
Netherlands	170,803	—	170,803	—
Spain	208,939	—	208,939	—
United Kingdom	829,359	—	829,359	—
United States	3,495,831	3,495,831	—	—
Short-term investments	50,683	50,683	—	—
Total investments in securities	$6,003,415	$4,176,374	$1,827,041	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign
9	JOHN HANCOCK Global Climate Action Fund |

currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The fund incurred offering costs of $120,866 which are amortized over the fund’s first year of operations. $60,165 of offering costs were expensed during the period ended March 31, 2024 and $27,166 of unamortized offering cost are included in Other assets within the Statement of assets and liabilities.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions.
| JOHN HANCOCK Global Climate Action Fund	10

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $500 million of the fund’s average daily net assets; and (b) 0.830% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (North America) Limited, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $92,386 for the six months ended September 30, 2024.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2024, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended September 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
11	JOHN HANCOCK Global Climate Action Fund |

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2024 and for the period ended March 31, 2024 were as follows:
	Six Months Ended 9-30-24		Period ended 3-31-24[1]
	Shares	Amount	Shares	Amount
Class I shares
Sold	—	—	500,000	$5,000,000
Net increase	—	—	500,000	$5,000,000
Total net increase (decrease)	—	$ —	500,000	$5,000,000

[1]	Period from 12-19-23 (commencement of operations) to 3-31-24.
Affiliates of the fund owned 100% of shares of Class I on September 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,009,879 and $2,051,537, respectively, for the six months ended September 30, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK Global Climate Action Fund	12

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,067	$33,071	$358,237	$(340,632)	$(12)	$19	$719	—	$50,683
Note 9—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
13	JOHN HANCOCK Global Climate Action Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At meetings held on December 12-14, 2023, the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reviewed and approved the establishment of John Hancock Global Climate Action Fund (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with independent legal counsel to the Independent Trustees.
At the December 12-14, 2023 meeting, the Board considered and approved with respect to the New Fund:
(a)	an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)	an amendment to the subadvisory agreement between the Advisor and Manulife Investment Management (North America) Limited (the Subadvisor) (the Subadvisory Agreement).
In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a group of comparable funds, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds, including other funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The information received and considered by the Board in connection with the December meetings and throughout the year (with respect to other Funds) was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at its September 26-28, 2023 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	14

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may have been based in part on relevant background information obtained in connection with its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the New Fund’s distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including with the Subadvisor, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
15	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes, as well as the experience of the portfolio management team at the Subadvisor in managing other funds. The Board also reviewed the performance history of the strategy to be used by the New Fund. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.
Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated management fees and net total expenses as compared to similarly situated funds deemed to be comparable to the New Fund in light of the nature, extent, and quality of the investment management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also noted that the New Fund has breakpoints in its contractual management fee schedule that will reduce the New Fund’s management fees as the New Fund’s assets increase. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)	reviewed financial information of the Advisor;
(b)	noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Adviser on its projected profitability with respect to the New Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	16

(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that the New Fund’s Subadvisor is an affiliate of the Advisor;
(h)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)	noted that the subadvisory fee for the New Fund will be paid by Advisor; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the New Fund’s advisory fee structure and concluded that: (i) the New Fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management’s discussion of the New Fund’s advisory fee structure;
(c)	the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees; and
(d)	the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(b)	the proposed subadvisory fee for the New Fund, including any breakpoints.
17	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund. The Board also considered any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds, including other funds, managed by the Subadvisor. The Board also reviewed the performance of the strategy to be used by the Subadvisor for the New Fund. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds, including other funds, in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the Subadvisor provided performance information for a composite of comparable accounts over various time periods;
| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	18

(3)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(4)	that the subadvisory fees will be paid by the Advisor not the New Fund and that the subadvisory fee breakpoints are reflected in the advisory fee for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and the Subadvisory Agreement.
19	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Climate Action Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
491SA 9/24
11/24

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Mid Cap Growth Fund
U.S. equity
September 30, 2024

John Hancock
Mid Cap Growth Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
14	Notes to financial statements
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MID CAP GROWTH FUND |

Fund’s investments
AS OF 9-30-24 (unaudited)
	Shares	Value
Common stocks 95.3%		$1,343,322,929
(Cost $1,076,809,512)
Communication services 16.2%		228,150,947
Entertainment 10.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	535,480	41,462,216
Live Nation Entertainment, Inc. (A)	383,617	42,002,225
ROBLOX Corp., Class A (A)	309,125	13,681,873
Spotify Technology SA (A)	125,279	46,169,070
Interactive media and services 3.7%
Pinterest, Inc., Class A (A)	1,261,184	40,824,527
Reddit, Inc., Class A (A)	170,582	11,244,765
Media 2.3%
The Trade Desk, Inc., Class A (A)	298,826	32,766,271
Consumer discretionary 12.5%		176,357,090
Broadline retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc. (A)	72,592	7,055,942
Hotels, restaurants and leisure 7.2%
DraftKings, Inc., Class A (A)	1,088,921	42,685,703
Dutch Bros, Inc., Class A (A)	339,670	10,879,630
Royal Caribbean Cruises, Ltd.	110,925	19,673,658
Viking Holdings, Ltd. (A)	393,811	13,740,066
Wingstop, Inc.	33,665	14,007,333
Specialty retail 1.1%
O’Reilly Automotive, Inc. (A)	14,093	16,229,499
Textiles, apparel and luxury goods 3.7%
Deckers Outdoor Corp. (A)	79,674	12,704,019
On Holding AG, Class A (A)	785,269	39,381,240
Consumer staples 2.2%		31,180,733
Consumer staples distribution and retail 0.9%
U.S. Foods Holding Corp. (A)	197,082	12,120,543
Personal care products 1.3%
BellRing Brands, Inc. (A)	313,903	19,060,190
Energy 4.5%		63,616,176
Oil, gas and consumable fuels 4.5%
Cheniere Energy, Inc.	153,855	27,669,283
Targa Resources Corp.	242,868	35,946,893
Financials 8.8%		124,390,319
Capital markets 8.8%
Ares Management Corp., Class A	70,383	10,968,487
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MID CAP GROWTH FUND	2

	Shares	Value
Financials (continued)
Capital markets (continued)
Evercore, Inc., Class A	120,474	$30,520,883
Hamilton Lane, Inc., Class A	87,753	14,776,728
KKR & Company, Inc.	180,205	23,531,169
Tradeweb Markets, Inc., Class A	360,581	44,593,052
Health care 16.8%		236,801,222
Biotechnology 9.1%
Argenx SE, ADR (A)	23,764	12,881,989
Exact Sciences Corp. (A)	564,099	38,426,424
Natera, Inc. (A)	279,844	35,526,196
Neurocrine Biosciences, Inc. (A)	88,902	10,243,288
Sarepta Therapeutics, Inc. (A)	120,620	15,064,232
United Therapeutics Corp. (A)	44,570	15,971,660
Health care equipment and supplies 3.6%
Align Technology, Inc. (A)	122,495	31,152,928
DexCom, Inc. (A)	122,458	8,209,584
Glaukos Corp. (A)	91,516	11,922,704
Health care providers and services 1.0%
The Ensign Group, Inc.	92,303	13,275,017
Life sciences tools and services 2.9%
Avantor, Inc. (A)	665,045	17,204,714
Medpace Holdings, Inc. (A)	70,520	23,539,576
Pharmaceuticals 0.2%
Structure Therapeutics, Inc., ADR (A)(B)	77,077	3,382,910
Industrials 11.9%		167,823,398
Aerospace and defense 3.8%
Axon Enterprise, Inc. (A)	135,891	54,302,044
Construction and engineering 2.2%
Fluor Corp. (A)	645,041	30,774,906
Electrical equipment 2.6%
Vertiv Holdings Company, Class A	364,433	36,257,439
Passenger airlines 0.5%
Delta Air Lines, Inc.	136,579	6,936,847
Professional services 1.7%
EXL Service Holdings, Inc. (A)	616,027	23,501,430
Trading companies and distributors 1.1%
FTAI Aviation, Ltd.	120,773	16,050,732
Information technology 20.3%		285,908,740
Electronic equipment, instruments and components 3.6%
Fabrinet (A)	33,047	7,813,633
3	JOHN HANCOCK MID CAP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Flex, Ltd. (A)	1,283,429	$42,905,031
IT services 3.1%
Gartner, Inc. (A)	63,581	32,220,308
GoDaddy, Inc., Class A (A)	71,208	11,163,990
Semiconductors and semiconductor equipment 7.4%
Marvell Technology, Inc.	497,095	35,850,491
MKS Instruments, Inc.	104,612	11,372,371
Monolithic Power Systems, Inc.	42,685	39,462,283
Universal Display Corp.	82,184	17,250,422
Software 6.2%
Datadog, Inc., Class A (A)	269,040	30,955,742
Guidewire Software, Inc. (A)	140,157	25,640,322
Palantir Technologies, Inc., Class A (A)	474,325	17,644,890
SentinelOne, Inc., Class A (A)	569,785	13,629,257
Real estate 1.1%		15,192,662
Residential REITs 1.1%
AvalonBay Communities, Inc.	67,448	15,192,662
Utilities 1.0%		13,901,642
Gas utilities 0.5%
Atmos Energy Corp.	53,894	7,475,637
Multi-utilities 0.5%

CenterPoint Energy, Inc.	218,423	6,426,005

Preferred securities 0.7%		$9,558,864
(Cost $9,360,258)
Information technology 0.7%		9,558,864
Software 0.7%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	5,917,914

Lookout, Inc., Series F (A)(C)(D)	392,767	3,640,950
Exchange-traded funds 2.8%		$39,338,714
(Cost $37,844,691)
iShares Russell Mid-Cap Growth ETF (B)	335,397	39,338,714

	Yield (%)	Shares	Value
Short-term investments 1.5%			$20,726,190
(Cost $20,724,227)
Short-term funds 1.5%			20,726,190
John Hancock Collateral Trust (E)	4.8110(F)	883,901	8,841,305
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.9290(F)	11,884,885	11,884,885

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MID CAP GROWTH FUND	4

Total investments (Cost $1,144,738,688) 100.3%	$1,412,946,697
Other assets and liabilities, net (0.3%)	(3,936,190)
Total net assets 100.0%	$1,409,010,507

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-24.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 9-30-24.
At 9-30-24, the aggregate cost of investments for federal income tax purposes was $1,149,706,315. Net unrealized appreciation aggregated to $263,240,382, of which $287,579,470 related to gross unrealized appreciation and $24,339,088 related to gross unrealized depreciation.
5	JOHN HANCOCK MID CAP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,135,899,346) including $8,659,346 of securities loaned	$1,404,105,392
Affiliated investments, at value (Cost $8,839,342)	8,841,305
Total investments, at value (Cost $1,144,738,688)	1,412,946,697
Dividends and interest receivable	276,790
Receivable for fund shares sold	33,547
Receivable for investments sold	17,865,282
Receivable for securities lending income	1,631
Other assets	161,742
Total assets	1,431,285,689
Liabilities
Due to custodian	164,812
Payable for investments purchased	11,641,756
Payable for fund shares repurchased	1,484,147
Payable upon return of securities loaned	8,834,067
Payable to affiliates
Accounting and legal services fees	46,784
Transfer agent fees	4,450
Trustees’ fees	3,518
Other liabilities and accrued expenses	95,648
Total liabilities	22,275,182
Net assets	$1,409,010,507
Net assets consist of
Paid-in capital	$1,334,730,929
Total distributable earnings (loss)	74,279,578
Net assets	$1,409,010,507

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($36,645,372 ÷ 2,245,996 shares)[1]	$16.32
Class C ($137,682 ÷ 8,628 shares)[1]	$15.96
Class I ($2,608,283 ÷ 158,699 shares)	$16.44
Class R6 ($266,378,533 ÷ 16,148,619 shares)	$16.50
Class NAV ($1,103,240,637 ÷ 66,874,758 shares)	$16.50
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	6

STATEMENT OF OPERATIONS For the six months ended 9-30-24 (unaudited)

Investment income
Dividends	$2,507,610
Securities lending	38,400
Total investment income	2,546,010
Expenses
Investment management fees	5,766,220
Distribution and service fees	42,277
Accounting and legal services fees	131,220
Transfer agent fees	25,918
Trustees’ fees	15,947
Custodian fees	83,269
State registration fees	45,466
Printing and postage	16,273
Professional fees	50,352
Other	26,793
Total expenses	6,203,735
Less expense reductions	(541,223)
Net expenses	5,662,512
Net investment loss	(3,116,502)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	75,779,571
Affiliated investments	(420)
75,779,151
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(57,694,627)
Affiliated investments	6,405
(57,688,222)
Net realized and unrealized gain	18,090,929
Increase in net assets from operations	$14,974,427
7	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-24 (unaudited)	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment loss	$(3,116,502)	$(5,161,496)
Net realized gain	75,779,151	49,264,673
Change in net unrealized appreciation (depreciation)	(57,688,222)	237,287,330
Increase in net assets resulting from operations	14,974,427	281,390,507
From fund share transactions	(53,657,497)	(224,303,452)
Total increase (decrease)	(38,683,070)	57,087,055
Net assets
Beginning of period	1,447,693,577	1,390,606,522
End of period	$1,409,010,507	$1,447,693,577
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	8

Financial highlights
CLASS A SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$16.16	$13.31	$17.26	$22.29
Net investment loss[3]	(0.06)	(0.10)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.22	2.95	(2.96)	(4.96)
Total from investment operations	0.16	2.85	(3.03)	(5.03)
Less distributions
From net realized gain	—	—	(0.92)	—
Total distributions	—	—	(0.92)	—
Net asset value, end of period	$16.32	$16.16	$13.31	$17.26
Total return (%)[4,5]	0.99[6]	21.41	(17.12)	(22.57)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$37	$32	$19	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[7]	1.26	1.26	1.24[8]
Expenses including reductions	1.17[7]	1.18	1.18	1.17[8]
Net investment loss	(0.80)[7]	(0.74)	(0.53)	(0.98)[8]
Portfolio turnover (%)	82	114	102	69[9]

[1]	Six months ended 9-30-24. Unaudited.
[2]	The inception date for Class A shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
9	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$15.86	$13.16	$17.21	$22.29
Net investment loss[3]	(0.12)	(0.21)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	0.22	2.91	(2.96)	(4.95)
Total from investment operations	0.10	2.70	(3.13)	(5.08)
Less distributions
From net realized gain	—	—	(0.92)	—
Total distributions	—	—	(0.92)	—
Net asset value, end of period	$15.96	$15.86	$13.16	$17.21
Total return (%)[4,5]	0.63[6]	20.52	(17.76)	(22.79)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[8]	2.01	2.01	1.98[9]
Expenses including reductions	1.92[8]	1.94	1.93	1.92[9]
Net investment loss	(1.55)[8]	(1.50)	(1.28)	(1.77)[9]
Portfolio turnover (%)	82	114	102	69[10]

[1]	Six months ended 9-30-24. Unaudited.
[2]	The inception date for Class C shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
[10]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	10

CLASS I SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$16.26	$13.36	$17.28	$22.29
Net investment loss[3]	(0.04)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.22	2.97	(2.95)	(4.96)
Total from investment operations	0.18	2.90	(3.00)	(5.01)
Less distributions
From net realized gain	—	—	(0.92)	—
Total distributions	—	—	(0.92)	—
Net asset value, end of period	$16.44	$16.26	$13.36	$17.28
Total return (%)[4]	1.11[5]	21.80	(16.98)	(22.48)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	1.01	1.01	0.99[7]
Expenses including reductions	0.92[6]	0.94	0.93	0.92[7]
Net investment loss	(0.55)[6]	(0.49)	(0.35)	(0.80)[7]
Portfolio turnover (%)	82	114	102	69[8]

[1]	Six months ended 9-30-24. Unaudited.
[2]	The inception date for Class I shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
11	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22[2,3]	8-31-21[3]	8-31-20[3]	8-31-19[3]
Per share operating performance
Net asset value, beginning of period	$16.31	$13.38	$17.29	$28.81	$27.74	$22.24	$25.90
Net investment loss[4]	(0.04)	(0.05)	(0.03)	(0.08)	(0.20)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	0.23	2.98	(2.96)	(4.17)	8.88	8.38	0.28
Total from investment operations	0.19	2.93	(2.99)	(4.25)	8.68	8.27	0.16
Less distributions
From net realized gain	—	—	(0.92)	(7.27)	(7.61)	(2.77)	(3.82)
Total distributions	—	—	(0.92)	(7.27)	(7.61)	(2.77)	(3.82)
Net asset value, end of period	$16.50	$16.31	$13.38	$17.29	$28.81	$27.74	$22.24
Total return (%)[5]	1.16[6]	21.90	(16.81)	(20.41)[6]	33.87	41.40	5.71
Ratios and supplemental data
Net assets, end of period (in millions)	$266	$301	$299	$399	$631	$547	$438
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	0.90	0.90	0.88[8]	0.92	0.92	0.92
Expenses including reductions	0.81[7]	0.82	0.83	0.82[8]	0.91	0.92	0.92
Net investment loss	(0.45)[7]	(0.38)	(0.26)	(0.65)[8]	(0.72)	(0.51)	(0.54)
Portfolio turnover (%)	82	114	102	69	91	86	61[9]

[1]	Six months ended 9-30-24. Unaudited.
[2]	For the seven-month period ended 3-31-22. The inception date for Class R6 shares is 10-18-21. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[3]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	12

CLASS NAV SHARES Period ended	9-30-24[1]	3-31-24	3-31-23	3-31-22[2,3]	8-31-21[3]	8-31-20[3]	8-31-19[3]
Per share operating performance
Net asset value, beginning of period	$16.31	$13.38	$17.29	$28.81	$27.61	$22.09	$25.66
Net investment loss[4]	(0.03)	(0.05)	(0.03)	(0.08)	(0.19)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	0.22	2.98	(2.96)	(4.17)	8.86	8.34	0.29
Total from investment operations	0.19	2.93	(2.99)	(4.25)	8.67	8.24	0.18
Less distributions
From net realized gain	—	—	(0.92)	(7.27)	(7.47)	(2.72)	(3.75)
Total distributions	—	—	(0.92)	(7.27)	(7.47)	(2.72)	(3.75)
Net asset value, end of period	$16.50	$16.31	$13.38	$17.29	$28.81	$27.61	$22.09
Total return (%)[5]	1.16[6]	21.90	(16.86)	(20.37)[6]	33.91	41.47	5.74
Ratios and supplemental data
Net assets, end of period (in millions)	$1,103	$1,112	$1,069	$1,289	$1,515	$1,294	$1,153
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	0.89	0.89	0.87[8]	0.87	0.87	0.87
Expenses including reductions	0.81[7]	0.81	0.82	0.81[8]	0.86	0.87	0.87
Net investment loss	(0.44)[7]	(0.37)	(0.24)	(0.65)[8]	(0.67)	(0.46)	(0.49)
Portfolio turnover (%)	82	114	102	69	91	86	61[9]

[1]	Six months ended 9-30-24. Unaudited.
[2]	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[3]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. As a result, the per share operating performance has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.98073, as the Accounting Survivor’s net asset value was $28.7711 while the fund’s net asset value was $28.2165 on the date of reorganization.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Excludes merger activity.
13	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Mid Cap Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
| JOHN HANCOCK Mid Cap Growth Fund	14

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2024, by major security category or type:
	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,343,322,929	$1,343,322,929	—	—
Preferred securities	9,558,864	—	—	$9,558,864
Exchange-traded funds	39,338,714	39,338,714	—	—
Short-term investments	20,726,190	20,726,190	—	—
Total investments in securities	$1,412,946,697	$1,403,387,833	—	$9,558,864
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to
15	JOHN HANCOCK Mid Cap Growth Fund |

any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2024, the fund loaned securities valued at $8,659,346 and received $8,834,067 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2024 were $4,466.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2024, the fund has a short-term capital loss carryforward of $156,591,378 and a long-term capital loss carryforward of $105,032,179 available to offset future net realized capital gains. These carryforwards do not expire.
| JOHN HANCOCK Mid Cap Growth Fund	16

As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.875% of the first $200 million of the fund’s aggregate net assets; (b) 0.850% of the next $300 million of the fund’s aggregate net assets; (c) 0.825% of the next $2.7 billion of the fund’s aggregate net assets; (d) 0.800% of the next $500 million of the fund’s aggregate net assets; (e) 0.775% of the next $500 million of the fund’s aggregate net assets and (f) 0.755% of the fund’s aggregate net assets in excess of $4.2 billion. Aggregate net assets include net assets of the fund and Mid Cap Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.07% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
17	JOHN HANCOCK Mid Cap Growth Fund |

fund. During the six months ended September 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$12,993
Class C	65
Class I	1,043
Class	Expense reduction
Class R6	$107,681
Class NAV	419,441
Total	$541,223

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2024, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $10,925 for the six months ended September 30, 2024. Of this amount, $1,923 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $9,002 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2024, CDSCs received by the Distributor amounted to $12 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
| JOHN HANCOCK Mid Cap Growth Fund	18

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$41,441	$18,118
Class C	836	92
Class I	—	1,421
Class R6	—	6,287
Total	$42,277	$25,918
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2024 and for the year ended March 31, 2024 were as follows:
	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	674,522	$10,507,261	1,028,875	$14,326,236
Repurchased	(380,393)	(5,956,456)	(478,742)	(6,741,548)
Net increase	294,129	$4,550,805	550,133	$7,584,688
Class C shares
Sold	813	$12,424	4,547	$66,048
Repurchased	(3,019)	(46,755)	(2,554)	(35,570)
Net increase (decrease)	(2,206)	$(34,331)	1,993	$30,478
Class I shares
Sold	8,946	$142,251	84,857	$1,214,146
Repurchased	(40,740)	(641,244)	(209,108)	(2,913,133)
Net decrease	(31,794)	$(498,993)	(124,251)	$(1,698,987)
Class R6 shares
Sold	156,768	$2,489,472	765,947	$10,878,839
Repurchased	(2,438,386)	(38,469,637)	(4,648,805)	(65,920,269)
Net decrease	(2,281,618)	$(35,980,165)	(3,882,858)	$(55,041,430)
19	JOHN HANCOCK Mid Cap Growth Fund |

	Six Months Ended 9-30-24		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	849,847	$13,040,430	4,055,049	$55,532,598
Repurchased	(2,167,784)	(34,735,243)	(15,776,404)	(230,710,799)
Net decrease	(1,317,937)	$(21,694,813)	(11,721,355)	$(175,178,201)
Total net decrease	(3,339,426)	$(53,657,497)	(15,176,338)	$(224,303,452)
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,123,135,806 and $1,178,290,808, respectively, for the six months ended September 30, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2024, funds within the John Hancock group of funds complex held 76.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.4%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	883,901	$15,999,507	$270,795,882	$(277,960,069)	$(420)	$6,405	$38,400	—	$8,841,305

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2024:
| JOHN HANCOCK Mid Cap Growth Fund	20

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.4%	$5,917,914
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.3%	3,640,950
								$9,558,864

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
21	JOHN HANCOCK Mid Cap Growth Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Mid Cap Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK MID CAP GROWTH FUND	22

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
23	JOHN HANCOCK MID CAP GROWTH FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the fund outperformed its peer group median for the ten-year period ended December 31, 2023 and underperformed for the one-, three- and five-year periods. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to its peer group median for the one-, three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.  The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its
| JOHN HANCOCK MID CAP GROWTH FUND	24

Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(i)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
25	JOHN HANCOCK MID CAP GROWTH FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(c)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(d)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK MID CAP GROWTH FUND	26

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund’s subadvisory fee is equal to the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
27	JOHN HANCOCK MID CAP GROWTH FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK MID CAP GROWTH FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3915175	481SA 9/24
11/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	November 11, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	November 11, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	November 11, 2024